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May 4, 2015	Jimena Acuña Smith
(415) 315-2306
jimena.smith@ropesgray.com

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-1090

Re:	RS Variable Products Trust (the “Trust”) (Registration Nos. 333-135544 and 811-21922)

Ladies and Gentlemen:

On behalf of the Trust, and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(j) thereunder, we hereby represent that the definitive forms of the Prospectuses and the Statement of Additional Information of RS Large Cap Alpha VIP Series, RS Small Cap Growth Equity VIP Series, RS International VIP Series, RS Emerging Markets VIP Series, RS Investment Quality Bond VIP Series, RS Low Duration Bond VIP Series, RS High Yield VIP Series, and RS S&P 500 Index VIP Series, each dated May 1, 2015, that would have been filed pursuant to the requirements of Rule 497(c) under the Securities Act, would not have differed from those contained in Post-Effective Amendment No. 23 to the Trust’s Registration Statement under the Securities Act, which was filed electronically with the Securities and Exchange Commission pursuant to Rule 485(b) under the Securities Act on April 30, 2015, and became effective May 1, 2015.

Please direct any questions to the undersigned at (415) 315-2306.

Sincerely,

/s/ Jimena Acuña Smith
Jimena Acuña Smith

cc:	Nina Gupta, Esq., RS Variable Products Trust
Timothy W. Diggins, Esq., Ropes & Gray LLP